Financial Instruments - Schedule of fair value associated with derivative financial instruments (Details) - Level 2 - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Assets
Gross Fair Value	$ 1,069	$ 1,093	$ 164
Impact of Netting	(34)	(44)	(20)
Derivative Liabilities
Gross Fair Value	(35)	(45)	(55)
Impact of Netting	34	(44)	(20)
Current Assets
Derivative Assets
Derivative instruments	746	752	47
Derivative Liabilities
Derivative instruments		(1)	(35)
Non-current assets
Derivative Assets
Derivative instruments	289	297
Current liabilities
Derivative Liabilities
Derivative instruments	(1)	(1)
Non-current liabilities
Derivative Assets
Derivative instruments		297	$ 97
Derivative Liabilities
Derivative instruments	$ 0	$ 0